Other Intangible Assets, Net - Estimated Future Amortization Expense Related to Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 111
2027	78
2028	47
2029	30
2030	18
Thereafter	40
Net Amount	$ 324	$ 346